Stock Warrants (Details) - Schedule of changes in the liability related to the private placement warrants - Private Placement Warrants [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stock Warrants (Details) - Schedule of changes in the liability related to the private placement warrants [Line Items]
Warrants payable balance, December 31, 2021	$ 8,260
Mark-to-market adjustment	(3,910)	$ (21,206)
Warrants payable balance, March 31, 2022	$ 4,350	$ 8,260